Vanguard Extended Duration Treasury Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Extended Duration Treasury Index Fund - ETF Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64